RESEARCH TAX CREDIT	9 Months Ended
Sep. 30, 2014
Research Tax Credit [Abstract]
Research Tax Credit Disclosure [Text Block]
4. RESEARCH TAX CREDIT

The French government provides tax credits to companies for spending on innovative research and development. The research tax credit is considered as a grant and is deducted from operational expenses.

For the nine month period ended September 30, 2014, the credit amounted to $3,782,000 ($1,037,000 for the three month period ended September 30, 2014) compared to $3,721,000 for the nine month period ended September 30, 2013 ($1,204,000 for the three month period ended September 30, 2013).